INCOME TAX EXPENSE - Additional Information (Detail) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended					24 Months Ended
	Aug. 31, 2020 CNY (¥) ¥ / shares	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥) ¥ / shares	Aug. 31, 2018 CNY (¥) ¥ / shares	Aug. 31, 2017 CNY (¥)	Aug. 31, 2020 CNY (¥)
INCOME TAX EXPENSE
Corporate income tax rate, Percent	25.00%	25.00%	25.00%	25.00%
Income tax provision	¥ 78,992	$ 11,536	¥ 80,580	¥ 67,382
Assessable income	243,761		333,577	316,325
Deferred tax assets, valuation allowance	¥ 100,162		29,773	18,164	¥ 12,283	¥ 100,162
Percentage of temporary differences interest in domestic subsidiary included in deferred tax liability	50.00%	50.00%
Significant uncertain tax positions	¥ 0		0	0		0
Unrecognized tax benefits	0					0
Increase in income tax expense	¥ 47,597		¥ 33,127	¥ 25,497
Decrease in net loss per share basic | ¥ / shares	¥ 0.40		¥ 0.27	¥ 0.21
The US
INCOME TAX EXPENSE
Corporate income tax rate, Percent	21.00%	21.00%
The UK
INCOME TAX EXPENSE
Corporate income tax rate, Percent	19.00%	19.00%
The UK and the US
INCOME TAX EXPENSE
Accumulated tax loss carry-forward which can be carried forward indefinitely	¥ 74,320					74,320
Canada | Minimum
INCOME TAX EXPENSE
Corporate income tax rate, Percent	26.00%	26.00%
Canada | Maximum
INCOME TAX EXPENSE
Corporate income tax rate, Percent	26.50%	26.50%
Hong Kong | First 2 Million Hong Kong Dollars of profits
INCOME TAX EXPENSE
Profits earned by the company | $		$ 2,000
Corporate income tax rate, Percent	8.25%	8.25%
Hong Kong | Remaining profits
INCOME TAX EXPENSE
Corporate income tax rate, Percent	16.50%	16.50%
The PRC
INCOME TAX EXPENSE
Corporate income tax rate, Percent	25.00%	25.00%	25.00%	25.00%	25.00%
Tax loss carry-forward subject to expiration	¥ 562,244		¥ 179,400	¥ 143,424		562,244
Statute of limitations period (in years)	3 years	3 years
Extension period for statute of limitations under special circumstances (in years)	5 years	5 years
Underpayment of tax liability listed as special circumstance	¥ 1,000					¥ 1,000
Statute of limitations period for related party transaction (in years)	10 years	10 years
The PRC | Enterprise registered in Hengqin New Area
INCOME TAX EXPENSE
Preferential EIT rate (as a percentage)	15.00%	15.00%
The PRC | Enterprise established in the westward development area of the PRC
INCOME TAX EXPENSE
Preferential EIT rate (as a percentage)	15.00%	15.00%
The PRC | Entities qualified as software Enterprises ("SEs")
INCOME TAX EXPENSE
Tax exemption period	2 years	2 years
Percent of tax reduction	50.00%	50.00%
Period of tax reduction (in years)	3 years	3 years
Preferential EIT rate (as a percentage)						0.00%
The PRC | Small-scaled minimal profit enterprise | Preferential tax rate 1
INCOME TAX EXPENSE
Taxable Income Earned By Qualified Company For Preferential Tax Rate of 5%	¥ 1,000
Preferential EIT rate (as a percentage)	5.00%	5.00%
The PRC | Small-scaled minimal profit enterprise | Preferential tax rate 2
INCOME TAX EXPENSE
Preferential EIT rate (as a percentage)	10.00%	10.00%
The PRC | Minimum
INCOME TAX EXPENSE
Percentage of revenue derived from main business	70.00%	70.00%